Debt - Term Loan Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended
	May 01, 2021	May 31, 2021	Jun. 30, 2014	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt				$ (1,217)		$ (1,217)	$ 0
Financing costs incurred				2,578		2,578		$ 358
Interest expense				2,253	$ 3,314	5,550	6,656
Term Loan
Debt Instrument [Line Items]
Term loan, amount borrowed			$ 150,000							$ 12,000
Effective interest rate			7.00%
Interest expense				$ 2,300	$ 3,300	$ 5,600	$ 6,600
Stated interest rate				6.25%		6.25%		8.25%
Term Loan | Term Loan Due 2023 [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt	$ 154,700
Gain (Loss) on Extinguishment of Debt						$ 1,200
Payment for Debt Extinguishment or Debt Prepayment Cost						1,000
Write off of Deferred Debt Issuance Cost						$ 200
Term Loan | Term Loan Due 2027 [Member]
Debt Instrument [Line Items]
Term loan, amount borrowed	$ 160,000
Debt instrument, term		6 years
Financing costs incurred		$ 400
Term Loan | Aircraft Term Loan Due 2026 [Member]
Debt Instrument [Line Items]
Term loan, amount borrowed		$ 9,000
Debt instrument, term		5 years
Financing costs incurred		$ 100
Stated interest rate				6.25%		6.25%
Debt Instrument, Periodic Payment, Total		$ 100
Term Loan | London Interbank Offered Rate (LIBOR) | Term Loan Due 2027 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		5.75%
Interest rate floor		0.50%
Term Loan | Eurodollar
Debt Instrument [Line Items]
Minimum annual rate			1.25%
Term Loan Amendment Two [Member]
Debt Instrument [Line Items]
Financing costs incurred									$ 100